Related party transactions - Summary of Significant Subsidiaries (Details) - SUBSIDIARY	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bell Canada
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%
Bell Mobility
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%
Bell Media
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%